Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Information
Segment Information

12.Segment Information

Prior to the second quarter of fiscal year 2020, the Company operated its business and reported its results through a single reportable segment. As a result of the acquisition of SBTech on April 23, 2020, the Company began to operate its business and report its results through two operating and reportable segments: B2C and B2B, in accordance with ASC Topic 280, Segment Reporting. The B2C segment is comprised of the Old DK business and the B2B segment is comprised of SBTech in its entirety. The B2C segment primarily provides users with DFS, sports betting and iGaming opportunities while the B2B segment is involved in the design, development and licensing of sports and casino wagering software for business customers.

The reportable segments are segments of the Company for which separate discrete financial information is available to and evaluated regularly by the chief operating decision maker (“CODM”), who is the Company’s Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The CODM assesses a combination of metrics such as revenue and Adjusted EBITDA to evaluate the performance of each reportable segment.

Any intercompany revenues or expenses are eliminated in consolidation. All of the Company’s operating revenues and expenses, other than those excluded from Adjusted EBITDA as detailed below, are allocated to the Company’s reportable segments. We define and calculate Adjusted EBITDA as net loss before the impact of interest income or expense, income tax expense and depreciation and amortization, and further adjusted for the following items: stock-based compensation, transaction-related costs, litigation, settlement and related costs and certain other non-recurring, non-cash and non-core items, as described in the reconciliation below.

A measure of segment assets and liabilities has not been currently provided to the Company’s CODM and therefore is not shown below.

Summarized financial information for the Company’s segments is shown in the following tables:

	Three Months Ended June 30,
	2020	2019
Revenue:
B2C	$55,977	$57,390
B2B	14,954	—
Total revenue	70,931	57,390

Adjusted EBITDA:
B2C	(53,973)	(21,101)
B2B	(3,522)	—
Total adjusted EBITDA	(57,495)	(21,101)
Adjusted for:
Depreciation and amortization	18,668	3,274
Interest (income) expense, net	588	(426)
Income tax expense	323	7
Stock-based compensation	54,486	1,844
Transaction-related costs	25,255	1,276
Litigation, settlement and related costs	2,022	814
Other non-recurring costs and special project costs	2,517	223
Non-operating costs	83	—
Net Loss attributable to common stockholders	$(161,437)	$(28,113)

Due to the timing of the Business Combination, the three-month period ended June 30, 2020 reflects B2B/SBTech activity beginning April 24, 2020 and the three-month period ended June 30, 2019 does not reflect B2B/SBTech activity.

	Six Months Ended June 30,
	2020	2019
Revenue:
B2C	$144,519	$125,482
B2B	14,954	—
Total revenue	159,473	125,482

Adjusted EBITDA:
B2C	(103,434)	(41,516)
B2B	(3,522)	—
Total adjusted EBITDA	(106,956)	(41,516)
Adjusted for:
Depreciation and amortization	23,372	6,199
Interest (income) expense, net	2,939	(1,087)
Income tax expense	332	16
Stock-based compensation	59,328	6,675
Transaction-related costs	30,907	1,276
Litigation, settlement and related costs	3,352	1,701
Other non-recurring costs and special project costs	2,646	1,371
Non-operating costs	285	—
Net Loss attributable to common stockholders	$(230,117)	$(57,667)

Due to the timing of the Business Combination, the six-month period ended June 30, 2020 reflects B2B/SBTech activity beginning April 24, 2020 and the six-month period ended June 30, 2019 does not reflect B2B/SBTech activity.

17.  Segment Information

The Company operates in a single segment. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company has determined that its Chief Executive Officer is the CODM. To date, the Company’s CODM has made such decisions and assessed performance at the Company-level.

The Company attributes revenue to individual countries based on the location of the Company’s customers. The Company’s products are primarily sold from the United States, Canada, United Kingdom, Germany, Malta, Netherlands, Ireland, Austria and Australia.

The following table presents the Company’s revenue by geographic region for the periods indicated:

	Years ended December 31,
	2019	2018	2017
United States	$318,144	$219,415	$187,261
Other	5,266	6,862	4,583
Total revenue	$323,410	$226,277	$191,844

As of the years ended December 31, 2019, and 2018, the Company did not have material assets located outside of the United States.